EMPLOYEE STOCK PURCHASE PLAN	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EMPLOYEE STOCK PURCHASE PLAN

NOTE 13. EMPLOYEE STOCK PURCHASE PLAN

The Company adopted an Employee Stock Purchase Plan (the “ESPP Plan”) in connection with the consummation of the Business Combination. All qualified employees may voluntarily enroll to purchase the Company’s Class A common stock through payroll deductions at a price equal to 85% of the lower of the fair market values of the stock of the offering periods or the applicable purchase date. As of June 30, 2025, 1,000,000 shares were reserved for future issuance under the ESPP Plan.